Financial Instruments	12 Months Ended
Dec. 31, 2019
Financial Instruments
Financial Instruments

20. Financial Instruments

Fair Value

The following table sets forth the major financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2018 and 2019:

	Fair Value Measurements
	(In thousands)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2018
Assets
Money market funds [1]	$86,823	$86,823	$—	$—
Bank time deposits [2]	874,901	—	874,901	—
Equity securities with readily determinable fair value [3]	93,262	93,262	—	—
Total	$1,054,986	$180,085	$874,901	$—
Liabilities
Guarantee liabilities	$10,952	$—	$—	$10,952
As of December 31, 2019
Assets
Money market funds [1]	$18,951	$18,951	$—	$—
Bank time deposits [2]	977,578	—	977,578	—
FVO Loan Investment [4]	121,131	—	—	121,131
Equity securities with readily determinable fair value [3]	251,003	251,003	—	—
Total	$1,368,663	$269,954	$977,578	$121,131
Liabilities
Guarantee liabilities	$43,677	$—	$—	$43,677

[1] Included in cash and cash equivalents on the Company’s consolidated balance sheets.

[2] Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

[3] Included in long-term investments on the Company’s consolidated balance sheets.

[4] Included in prepaid expenses and other current assets on the Company’s consolidated balance sheets.

Recurring

The Company measures money market funds, bank time deposits and marketable securities with readily determinable fair value on a recurring basis.

The fair values of the Company’s money market funds and equity securities with readily determinable fair value are determined based on the quoted market price (Level 1). The fair value of the Company’s bank time deposits are determined based on the quoted market price for similar products (Level 2).

The Company reviews its equity securities investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators prior to 2018. In 2017, the Company recognized an impairment charge of $1.3 million on equity securities investments. With the adoption of new investment guidance under ASC 820, the available-for-sale securities were reclassified as investment with readily determinable fair values beginning January 1, 2018 with their fair value change recognized in earnings immediately. The fair values of the Company’s equity investments in the equity securities are measured using quoted market prices.

Non-recurring

For those investments without readily determinable fair value, the Company measures them at fair value when observable price changes are identified or impairment charge were recognized. The fair values of the Company’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates or based on the similar transaction price in the market directly. The Company classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The Company also measures equity investments without readily determinable fair values at fair value on a non-recurring basis when an impairment charge were to be recognized. As of December 31, 2018 and 2019, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies and strategic collaboration with and the prospects of the investee companies, with impairment charges incurred and recorded in earnings for the years then ended. The Company recognized an impairment charge of $120.8 million for those investments under cost method and equity method in 2017. The Company recognized an impairment charge of $61.0 million and $321.4 million for those investments without readily determinable fair values and equity method investments in 2018 and 2019, respectively. As of December 31, 2018 and 2019, the remaining balance of those investments after impairment were $15.5 million and $215.9 million, respectively. The fair value of the privately held investments is valued based on the discounted cash flow model with unobservable inputs including the discount curve of market interest rates, which ranges from 12% to 23%, or valued based on market approach with unobservable inputs including selection of comparable companies and multiples and estimated discount for lack of marketability.

The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired.

The Company reviews the long-lived assets and certain identifiable intangible assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. For the years ended December 31, 2017, 2018 and 2019, the Company provided nil, $12.7 million and nil of impairment on the acquired intangible assets based on management’s assessment. The Company has a policy to perform impairment assessment of its goodwill on an annual basis as of the balance sheet date, or when facts and circumstances warrant a review. Based on the assessment of declined revenue and near-term outlook, considering a number of factors, which include, but are not limited to, expected future cash flows, growth rates, discount rates, and comparable multiples from publicly traded companies in the industry, the Company performed goodwill impairment assessment at the reporting unit level. With the assistance of an independent valuation firm, the Company recognized a goodwill impairment of nil, $10.6 million and nil for the years ended December 31, 2017, 2018 and 2019, respectively and the remaining carrying values were zero after the impairment for the respective reporting units. The fair value of reporting units were determined using Level 3 inputs.

The Company measures its guarantee liabilities initially at fair value and estimates the fair value of the guarantee liabilities by estimating with the consideration of discounting expected future payouts, accumulative expected loss rates and incorporating a markup margin. The expected net accumulative expected loss rates applied in the valuation models which ranged from 3.2% to 3.7% at inception. These inputs in isolation can cause significant increases or decreases in fair value. The Company also elected to measure one loan investment with variable interest rate using fair value option, with subsequent fair value change recorded in fair value changes through earnings on investments, net. The Company estimated the fair value with consideration of expected future cash flow under different scenarios, possibility of different scenarios and discount rate. Guarantee liabilities and FVO Loan Investment are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement.

The following table sets forth the Company's guarantee liabilities movement activities for the years ended December 31, 2018 and 2019.

	Year ended December 31,
	2018	2019
	(In thousands)
Balance at the beginning of year	$10,143	$10,952
Provision at the inception of new loans	39,291	70,120
Payment for the guarantee	(37,082)	(34,507)
Subsequent adjustments to the provisions	(792)	(2,452)
Foreign exchange impacts	(608)	(436)
Balance at the end of the year	$10,952	$43,677

Concentration of Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and accounts receivable. In addition, with the majority of its operations in China, the Company is subject to RMB currency risk and offshore remittance risk, both of which have been difficult to hedge and the Company has not done so. The Company limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions in the U.S., the PRC, Hong Kong, Singapore and Taiwan, which are among the largest and most respected with high ratings from internationally-recognized rating agencies, that management believes are of high credit quality. The Company periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2018 and 2019, the Company had $2.3 billion and $2.8 billion in cash and bank deposits, such as time deposits (with terms generally up to twelve months), with large domestic banks in China, respectively. Historically, deposits in Chinese banks were secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go bankrupt. In addition, since China’s concession to WTO, foreign banks have been gradually permitted to operate in China and have become significant competitors to Chinese banks in many aspects, especially since the opening of RMB business to foreign banks in late 2006. Therefore, the risk of bankruptcy on Chinese banks in which the Company holds cash and bank deposits has increased. In the event that a Chinese bank that holds the Company’s deposits goes bankrupt, the Company is unlikely to claim its deposits back in full, since it is unlikely to be classified as a secured creditor to the bank under the PRC laws.

Accounts receivable consist primarily of advertising agencies, direct advertising customers and mobile operators. As of December 31, 2018 and 2019, substantially all accounts receivable have been derived from the Company’s China operations.

No customer accounted for more than 10% of the Company’s total net revenues in 2017, 2018 and 2019. Only three and two customers accounted for more than 10% of the Company’s net accounts receivable as of December 31, 2018 and 2019 as follows:

	As of December 31,
	2018	2019
Customer
Customer A	10%	10%
Customer B	13%	18%
Customer C	15%	*

*   Less than 10%

The majority of the Company’s net operating income was derived from China. The operations in China are carried out by the subsidiaries and VIEs. The Company depends on dividend payments from its subsidiaries in China after these subsidiaries receive payments from VIEs in China under various services and other arrangements. In addition, under Chinese law, its subsidiaries are only allowed to pay dividends to the Company out of their accumulated profits, if any, as determined in accordance with Chinese accounting standards and regulations. Moreover, these Chinese subsidiaries are required to set aside at least 10% of their respective accumulated profits, if any, up to 50% of their registered capital to fund certain mandated reserve funds that are not payable or distributable as cash dividends. The appropriation to mandated reserve funds are assessed annually.

In 2017, 2018 and 2019, the majority of the Company’s revenues derived and expenses incurred were in RMB. As of December 31, 2018 and 2019, the Company’s cash, cash equivalents, restricted cash and short-term investments balance denominated in RMB was $1.2 billion and $1.4 billion, accounting for 49% and 44% of the Company’s total cash, cash equivalents, restricted cash and short-term investments balance, respectively. As of December 31, 2018 and 2019, the Company’s accounts receivable balance denominated in RMB was $527.9 million and $601.3million, which accounted for almost all of its net accounts receivable balance, respectively. As of December 31, 2018 and 2019, the Company’s current liabilities balance denominated in RMB was $1,091.9 million and $1,497.1 million, which accounted for 95% and 87% of its total current liabilities balance, respectively. Accordingly, the Company may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations of RMB. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Company may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.

The Company performed a test on the restricted net assets of consolidated subsidiaries and VIEs (the “Restricted Net Assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial

Statements” and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2019 (Note 16).